PROVISION FOR WARRANTY COST	12 Months Ended
Dec. 31, 2022
Provision For Warranty Cost
PROVISION FOR WARRANTY COST

11.	PROVISION FOR WARRANTY COST

The Company provides bumper to bumper warranty coverage for the first two years on specified components, with the exception of normal wear and tear.

During the year ended December 31, 2022, the Company recorded warranty expense of $499

(December 31, 2021: $1,598; December 31, 2020: $582) as part of its cost of sales in connection with sales completed during the year. During the year ended December 31, 2022, $841 of warranty costs

(December 31, 2021: $1,073) have been incurred against the provision. Change in estimate of the warranty provision relates to re-assessment of the warranty provision compared to the actual warranty claims applied.

$
Balance at December 31, 2020	800
Additions	1,598
Warranty claims applied	(1,073)
Change in estimate of warranty provision	344
Change in foreign exchange	—
Balance at December 31, 2021	1,669
Additions	499
Warranty claims applied	(841)
Change in estimate of warranty provision	421
Change in foreign exchange	(39)
Balance at December 31, 2022	1,709
Less: Current portion	1,585
Long-term portion of warranty provision	124